Revenue (Tables)	12 Months Ended
Dec. 31, 2025
Revenue [Abstract]
Schedule of Revenue
	2025	2024	2023
	USD	USD	USD
Type of goods or services
I-Guarding Services	12,111,955	10,236,195	10,452,263
Man Guarding Services	175,345	120,354	150,314
Others	188,143	134,119	53,416
	12,475,443	10,490,668	10,655,993
	2025	2024	2023
	USD	USD	USD
Timing of transfer of goods or services
At a point of time	308,257	552,993	392,984
Over time	12,167,186	9,937,675	10,263,009
	12,475,443	10,490,668	10,655,993

*	The I-Guarding services include project installation services amount to USD 120,114, USD 418,874 and USD 339,568 for the years ended December 31, 2025, 2024 and 2023 for which revenue is recognized at a point in time.